Financial assets and liabilities - Summary of Non-current Borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	R$ 60,308,411	R$ 62,052,278
1 to 2 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	5,447,990	2,552,535
2 to 3 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	10,633,687	7,551,156
3 to 4 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	9,318,837	10,000,615
4 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	8,465,402	12,429,311
5 to 6 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	4,706,090	7,948,395
6 to 7 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	4,533,240	6,100,666
7 to 8 years [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	2,469,320	6,421,275
Above 8 years old [member]
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	R$ 14,733,845	R$ 9,048,325